Subsequent Events (unaudited) - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			2 Months Ended	3 Months Ended	12 Months Ended
	May 03, 2016	Apr. 15, 2016	Jan. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 07, 2016	Dec. 31, 2014
Subsequent Event [Line Items]
Number of shares authorized			146,000,000
Common stock, number of shares authorized			92,000,000	300,000,000			300,000,000	300,000,000	300,000,000		300,000,000
Preferred stock, number of shares authorized				10,000,000					10,000,000		10,000,000
Stock issued during period								6,923,076	6,923,076
Cash paid in private placement									$ 244
Debt, outstanding principal amount				$ 69,107			$ 71,691	$ 71,691	$ 69,107		$ 52,845
Common stock, shares outstanding				1,631,738			4,083,219	4,083,219	1,631,738	6,923,076	0
Senior Term Loan [Member]
Subsequent Event [Line Items]
Debt maturity date								Mar. 31, 2021
Frequency interest Payment								Quarterly
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued upon exercise of warrants								1,340,867
Stock issued during period								1,110,613	1,631,738
Series AB Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, number of shares authorized			32,000,000
Stock issued during period			4,655,430	2,009,631	2,215,462	2,614,767
Warrant exercise price			$ 1.25
Series AB Preferred Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued upon exercise of warrants							5,620,600
Stock issued during period			4,655,430						6,839,860
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, number of shares authorized	100,000,000
Preferred stock, number of shares authorized	10,000,000
Proceeds from private placement	$ 23,700
Subsequent Event [Member] | 2016 Plan [Member]
Subsequent Event [Line Items]
Employee stock options plans, shares approved	3,000,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock issuance cost	$ 1,000
Warrant exercise price	$ 5.00
Number of shares to be called by warrant	83,120
Cash paid in private placement	$ 600
Subsequent Event [Member] | Private Placement [Member] | Reimbursements [Member]
Subsequent Event [Line Items]
Stock issuance cost	$ 100
Subsequent Event [Member] | Certificate of Incorporation Amendment [Member]
Subsequent Event [Line Items]
Number of shares authorized	166,451,154
Common stock, number of shares authorized	102,225,577
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from private placement	$ 25,000
Number of shares issued in exchange of Series AB preferred stock	1,110,613
Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock issued during period	5,000,000
Share price	$ 5.00
Subsequent Event [Member] | Common Stock [Member] | Existing Investor [Member]
Subsequent Event [Line Items]
Proceeds from private placement	$ 20,000
Subsequent Event [Member] | Series AB Warrants [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock issuance cost	$ 300
Subsequent Event [Member] | Series AB Preferred Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	4,083,219
Subsequent Event [Member] | Series AB Preferred Stock [Member] | Certificate of Incorporation Amendment [Member]
Subsequent Event [Line Items]
Preferred stock, number of shares authorized	42,225,577
Capital Royalty Partners Term Loan [Member] | Senior Term Loan [Member]
Subsequent Event [Line Items]
Debt issuance date									Aug. 05, 2014
Debt maturity date								Mar. 31, 2021	Mar. 31, 2021
Frequency interest Payment									Quarterly
Capital Royalty Partners Term Loan [Member] | Series AB Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued upon exercise of warrants							5,620,600
Additional funds provided upon exercise of warrant							$ 7,000
Warrant exercise price			$ 1.25
Number of shares to be called by warrant			16,000,000
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	9,487,763
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | Senior Term Loan [Member]
Subsequent Event [Line Items]
Debt, outstanding principal amount	$ 50,000
Accrued interest and fees expense	$ 16,600
Interest rate	11.00%
Interest rate at default	15.00%
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued upon exercise of warrants	65,899
Proceeds from private placement	$ 20,000
Number of shares to be called by warrant	3,816,960
Number of shares issued in exchange of Series AB preferred stock	5,487,766
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock issued during period	4,000,000
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | Common Stock [Member] | Senior Term Loan [Member]
Subsequent Event [Line Items]
Accumulated outstanding interest converted	$ 5,800
Number of shares issued upon conversion of debt	4,649,859
Debt instrument, conversion price	$ 1.25
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | Series AB Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued upon exercise of warrants		279,400
Additional funds provided upon exercise of warrant		$ 350
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | Series AB Preferred Stock [Member] | Senior Term Loan [Member]
Subsequent Event [Line Items]
Accumulated outstanding interest converted	$ 10,800
Number of shares issued upon conversion of debt	8,609,824
Debt instrument, conversion price	$ 1.25
WCAS Capital Partners IV, L.P. [Member] | Subordinated Debt [Member]
Subsequent Event [Line Items]
Debt issuance date									Sep. 08, 2011
Debt maturity date								Sep. 08, 2021	Sep. 08, 2021
WCAS Capital Partners IV, L.P. [Member] | Subsequent Event [Member] | Subordinated Debt [Member]
Subsequent Event [Line Items]
Debt, outstanding principal amount	$ 5,000
Accrued interest and fees expense	$ 2,100
Interest rate	10.00%
WCAS Capital Partners IV, L.P. [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued in exchange of Series AB preferred stock	396,141
WCAS Capital Partners IV, L.P. [Member] | Subsequent Event [Member] | Series AB Preferred Stock [Member] | Subordinated Debt [Member]
Subsequent Event [Line Items]
Accumulated outstanding interest converted	$ 2,100
Number of shares issued upon conversion of debt	1,660,530
Debt instrument, conversion price	$ 1.25